Summary of Significant Accounting Policies - Summary of Estimated Economic Lives of Finite-Lived Intangible Assets (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2012	Dec. 31, 2018
Traffic Acquisition Agreement
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives	7 years 3 months 18 days	4 years
Intellectual Property Rights | Minimum
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives		1 year
Intellectual Property Rights | Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives		29 years
Trademarks | Minimum
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives		2 years
Trademarks | Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives		10 years
User List
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives		5 years
Online Literature | Minimum
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives		1 year
Online Literature | Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives		17 years
Domain Names
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives		10 years
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives		3 years
Others | Minimum
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives		2 years
Others | Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives		20 years
Published Mobile Games
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives		2 years
Technology
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives		5 years